Sales and Cost of Sales - Schedule of Sales and Cost of Sales (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component Of Cost Of Products Sold [Line Items]
Sales	$ 167.4	$ 222.7	$ 1,169.0
Cost of sales	156.4	195.3	1,037.2
Company Restaurant [Member]
Component Of Cost Of Products Sold [Line Items]
Sales	88.0	222.7	1,169.0
Food, paper and product costs	27.2	70.6	382.2
Payroll and employee benefits	26.2	68.1	345.1
Occupancy and other operating costs	22.5	56.6	309.9
Cost of sales	75.9	$ 195.3	$ 1,037.2
Distribution [Member]
Component Of Cost Of Products Sold [Line Items]
Sales	79.4
Cost of sales	$ 80.5